Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities
The table below summarizes the maturity profile of the Group's financial liabilities at December 31, based on contractual payments.

	December 31, 2017				December 31, 2016
	Within 12 months	1-5 years	> 5 years	Total	Within 12 months	1-5 years	> 5 years	Total
	$M	$M	$M	$M	$M	$M	$M	$M
Loan Notes due 2018	15.0	—	—	15.0	—	15.0	—	15.0
Loan Notes due 2021	—	25.0	—	25.0	—	25.0	—	25.0
Loan Notes due 2023	—	—	25.0	25.0	—	—	25.0	25.0
Loan Notes due 2026	—	—	25.0	25.0	—	—	25.0	25.0
Revolving credit facility	—	21.3	—	21.3	—	32.8	—	32.8
Deferred contingent consideration	0.5	0.2	—	0.7	—	1.5	—	1.5
Deferred consideration	0.3	—	—	0.3	1.3	—	—	1.3
Trade payables	28.4	—	—	28.4	24.0	—	—	24.0
Accruals	29.7	1.5	—	31.2	20.4	—	—	20.4
Interest payable	0.4	—	—	0.4	0.2	—	—	0.2
Derivative financial instruments	1.5	0.4	—	1.9	5.2	0.6	—	5.8
Overdrafts	4.2	—	—	4.2	—	—	—	—
	80.0	48.4	50.0	178.4	51.1	74.9	50.0	176.0

The table below summarizes the maturity profile of the Group's financial liabilities at December 31 based on contractual undiscounted payments. Interest rates on the Group's variable rate debt have been based on a forward curve.

	December 31, 2017	December 31, 2016
	$M	$M
Undiscounted contractual maturity of financial liabilities:
Amounts payable:
Within 12 months	84.5	56.4
1-5 years	63.6	90.5
> 5 years	54.9	57.4
	203.0	204.3
Less: future finance charges	(24.6)	(28.3)
	178.4	176.0

Disclosure of maturity analysis for derivative financial liabilities
The table below summarizes the maturity profile of the Group's financial liabilities at December 31, based on contractual payments.

	December 31, 2017				December 31, 2016
	Within 12 months	1-5 years	> 5 years	Total	Within 12 months	1-5 years	> 5 years	Total
	$M	$M	$M	$M	$M	$M	$M	$M
Loan Notes due 2018	15.0	—	—	15.0	—	15.0	—	15.0
Loan Notes due 2021	—	25.0	—	25.0	—	25.0	—	25.0
Loan Notes due 2023	—	—	25.0	25.0	—	—	25.0	25.0
Loan Notes due 2026	—	—	25.0	25.0	—	—	25.0	25.0
Revolving credit facility	—	21.3	—	21.3	—	32.8	—	32.8
Deferred contingent consideration	0.5	0.2	—	0.7	—	1.5	—	1.5
Deferred consideration	0.3	—	—	0.3	1.3	—	—	1.3
Trade payables	28.4	—	—	28.4	24.0	—	—	24.0
Accruals	29.7	1.5	—	31.2	20.4	—	—	20.4
Interest payable	0.4	—	—	0.4	0.2	—	—	0.2
Derivative financial instruments	1.5	0.4	—	1.9	5.2	0.6	—	5.8
Overdrafts	4.2	—	—	4.2	—	—	—	—
	80.0	48.4	50.0	178.4	51.1	74.9	50.0	176.0

Disclosure of reconciled adjusted EBITDA
The table below sets out the calculations for 2017, 2016 and 2015:

	2017		2016		2015
	$M		$M		$M
For continuing operations:
Operating profit	19.3		35.8		37.9
Deduct:
Profit on sale of redundant site (Note 5)	(0.4)		(2.1)		—
Changes to defined benefit pension plans (Note 5)	—		(0.6)		(18.0)
Add back:
Restructuring and other expense (Note 5)	21.6		2.2		22.4
Loss on disposal of property, plant and equipment	0.1		0.2		—
Other share based compensation charges	2.2		1.4		1.3
Depreciation and amortization	19.0		18.4		18.6
Adjusted EBITDA	61.8		55.3		62.2

Bank and other loans	108.8		121.0		131.6
Total debt	108.8		121.0		131.6
Less: Cash and cash equivalents	(13.3)		(13.6)		(36.9)
Add: Overdrafts	4.2		—		—
Add: Restricted cash	0.7		—		—
Net debt	100.4		107.4		94.7
Net debt: Adjusted EBITDA ratio	1.6	x	1.9	x	1.5	x

Disclosure of net debt reconciliation
Reconciliation of net debt

	Cash at bank and in hand	Overdrafts	Bank and other loans due within one year	Bank and other loans due after one year	Total
	$M	$M	$M	$M	$M
Net debt at January 1, 2016	(36.9)	—	—	131.6	94.7
Cash flows	21.4	—	—	(9.0)	12.4
Foreign exchange adjustments	1.9	—	—	(2.1)	(0.2)
Other non-cash movements	—	—	—	0.5	0.5
Net debt at January 1, 2017	(13.6)	—	—	121.0	107.4
Cash flows	6.5	—	—	(14.5)	(8.0)
Reclassification	(4.2)	4.2	14.9	(14.9)	—
Foreign exchange adjustments	(2.0)	—	—	1.7	(0.3)
Restricted cash	0.7	—	—	—	0.7
Other non-cash movements	—	—	0.1	0.5	0.6
Net debt at December 31, 2017	(12.6)	4.2	15.0	93.8	100.4

Disclosure of trade receivables that are past due
The analysis of trade receivables that were past due but not impaired is as follows:

		Neither past due nor impaired	Past due but not impaired
	Total		< 31 days	31-60 days	61-90 days	91-121 days	> 121 days
	$M	$M	$M	$M	$M	$M	$M
At December 31, 2017	54.0	37.3	11.0	3.2	1.7	0.8	—
At December 31, 2016	40.5	33.4	5.5	1.0	0.5	0.1	—